Investment in finance leases, net - Components of net investment (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received, net	$ 1,664,495	$ 1,275,379
Estimated residual values of leased flight equipment	1,105,961	1,131,419
Less: Unearned income	(671,494)	(406,286)
Less: Allowance for credit losses (Note 21)	(65,929)	(71,292)
Net investment in finance leases	$ 2,033,033	$ 1,929,220